PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of property plant and equipment

								Consolidated
	Land	Buildings and Infrastructure	Machinery, equipment and facilities	Furniture and fixtures	Construction in progress (ii)	Right of use (i)	Other (*)	Total
Balance at December 31, 2021	349,495	3,019,934	13,800,888	29,037	3,643,682	581,824	106,274	21,531,134
Cost	349,495	5,358,388	29,348,048	190,847	3,643,682	754,606	445,870	40,090,936
Accumulated depreciation		(2,338,454)	(15,547,160)	(161,810)		(172,782)	(339,596)	(18,559,802)
Balance at December 31, 2021	349,495	3,019,934	13,800,888	29,037	3,643,682	581,824	106,274	21,531,134
Effect of foreign exchange differences	(12,314)	(21,167)	(66,796)	(756)	(6,137)	(1,024)	(334)	(108,528)
Acquisitions	1,402	48,061	6,631	6,618	3,213,068	26,218	58,521	3,360,519
Capitalized interest (1) (notes 28)					135,242			135,242
Write-offs (note 27)		(272)	25,229			(754)	(41)	24,162
Depreciation (note 26)		(218,941)	(2,334,638)	(7,245)		(104,382)	(54,495)	(2,719,701)
Transfers to other asset categories		314,131	2,800,864	5,421	(2,965,725)		(84,171)
Transfers to intangible assets					(101,449)			(101,449)
Right of Use - Initial Recognition
Right of use - Remesurement						99,728		99,728
Update of the ARO (Asset retirement obligation)
Transfers to fixed assets to investment property without cash effect
Consolidation of acquired companies and asset value	217,044	1,309,277	2,288,415	7,801	106,869	43,272	171,916	4,144,594
Acquisition of Elizabeth
Transfers to inventory
Others		91	4,700	6		(2)	(51)	4,744
Balance at December 31, 2022	485,107	4,451,114	16,525,293	40,882	4,025,550	644,880	197,619	26,370,445
Cost	485,107	8,741,911	36,373,386	284,863	4,025,550	1,057,566	643,304	51,611,687
Accumulated depreciation		(4,290,797)	(19,848,093)	(243,981)		(412,686)	(445,685)	(25,241,242)
Balance at December 31, 2022	485,107	4,451,114	16,525,293	40,882	4,025,550	644,880	197,619	26,370,445
Effect of foreign exchange differences	(4,586)	(5,859)	(19,497)	(1,877)	(2,973)	(1,667)	(104)	(36,563)
Acquisitions	49,434	45,852	265,728	2,791	4,040,151	73,215	59,035	4,536,206
Capitalized interest (1) (notes 28)					182,799			182,799
Write-offs (note 27) (2)	(1,627)	(12,021)	(15,118)	(27)	(82,136)		(6,590)	(117,519)
Depreciation (note 26)		(282,612)	(2,600,210)	(10,245)		(165,952)	(69,220)	(3,128,239)
Transfers to other asset categories	3,025	347,730	3,250,098	13,901	(3,737,635)		122,881
Transfer between groups - intangible assets and investment property	(6,637)	(21,528)	3,420	101	(13,979)		42	(38,581)
Right of use - Remesurement						124,310		124,310
Mazet Acquisition	591	9,468	8,281	391			814	19,545
Others		175	1,527		13,353			15,055
Balance at December 31, 2023	525,307	4,532,319	17,419,522	45,917	4,425,130	674,786	304,477	27,927,458
Cost	525,307	9,110,694	39,597,174	297,916	4,425,130	1,126,977	860,818	55,944,016
Accumulated depreciation		(4,578,375)	(22,177,652)	(251,999)		(452,191)	(556,341)	(28,016,558)
Balance at December 31, 2023	525,307	4,532,319	17,419,522	45,917	4,425,130	674,786	304,477	27,927,458
(*) Refer substantially to assets for railway use, such as yards, rails, mines, and railroad materials;

(**)	Advances in business expansion projects stand out, mainly Expansion of the port in Itaguaí and Casa de Pedra, Itabirito Project, Recovery of tailings from dams, Projects for new integrated Cement Plants and repairs to coke batteries in Presidente Vargas Plant.

(1)	The capitalized borrowing costs are basically determined for the projects in Steel and Mining and refer substantially, to:
- CSN: Technological updates and acquisition of new equipment for maintenance of the production capacity of UPV Plant (RJ);
- CSN Mineração: Expansion of Casa de Pedra (MG) and TECAR (RJ).
(2)	In September 2023, CEEE-G sold its stake in Consórcio Machadinho, and the write-off of the related assets was recognized in the amount of R$22,326, in other operating expenses (see note 27).

Schedule of the right of use

					Consolidated
	Land	Buildings and Infrastructure	Machinery, equipment and facilities	Others	Total
Balance at December 31, 2021	439,285	68,145	53,759	20,635	581,824
Cost	500,826	94,196	99,103	60,483	754,608
Accumulated depreciation	(61,541)	(26,051)	(45,344)	(39,848)	(172,784)
Balance at December 31, 2021	439,285	68,145	53,759	20,635	581,824
Effect of foreign exchange differences		(360)	(62)	(602)	(1,024)
Addition	2,520	2,042	4,191	17,465	26,218
Remesurement	45,410	8,325	38,430	7,563	99,728
Consolidation of acquired companies		1,092	35,511	6,669	43,272
Depreciation	(22,153)	(16,726)	(48,142)	(17,361)	(104,382)
Write-offs			(754)		(754)
Transfers to other asset categories	(14)	(87)	228	(127)
Others				(2)	(2)
Balance at December 31, 2022	465,048	62,431	83,161	34,240	644,880
Cost	548,756	107,782	277,865	123,164	1,057,567
Accumulated depreciation	(83,708)	(45,351)	(194,704)	(88,924)	(412,687)
Balance at December 31, 2022	465,048	62,431	83,161	34,240	644,880
Effect of foreign exchange differences		(503)	(340)	(824)	(1,667)
Addition	65,081	4,400		3,734	73,215
Remesurement	16,704	37,506	64,755	5,345	124,310
Depreciation	(31,751)	(18,116)	(97,181)	(18,904)	(165,952)
Transfers to other asset categories	(2,159)	339	3,754	(1,934)
Balance at December 31, 2023	512,923	86,057	54,149	21,657	674,786
Cost	629,004	143,926	254,640	99,407	1,126,977
Accumulated depreciation	(116,081)	(57,869)	(200,491)	(77,750)	(452,191)
Balance at December 31, 2023	512,923	86,057	54,149	21,657	674,786

Schedule of average estimated useful lives

		Consolidated
	12/31/2023	12/31/2022
Buildings and Infrastructure	33	34
Machinery, equipment and facilities	20	18
Furniture and fixtures	11	12
Others	10	9